Goodwill and Other Intangible Assets (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Apr. 30, 2013	Apr. 30, 2012
Summary of changes in the company's goodwill
Goodwill, Beginning Balance	$ 3,054.6	$ 2,812.7
Acquisitions		241.6
Other	(1.7)	0.3
Goodwill, Ending Balance	3,052.9	3,054.6
U.S. Retail Coffee [Member]
Summary of changes in the company's goodwill
Goodwill, Beginning Balance	1,720.3	1,635.4
Acquisitions		84.8
Other	0	0.1
Goodwill, Ending Balance	1,720.3	1,720.3
U.S. Retail Consumer Foods [Member]
Summary of changes in the company's goodwill
Goodwill, Beginning Balance	1,035.2	1,036.1
Acquisitions		0
Other	(0.6)	(0.9)
Goodwill, Ending Balance	1,034.6	1,035.2
International, Foodservice, and Natural Foods [Member]
Summary of changes in the company's goodwill
Goodwill, Beginning Balance	299.1	141.2
Acquisitions		156.8
Other	(1.1)	1.1
Goodwill, Ending Balance	$ 298.0	$ 299.1